CONDENSED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net loss	$ (475)	$ (619)	$ 138
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	154	148	141
Deferred tax (benefit) expense	(178)	(110)	24
Equity-based compensation	3	3	6
Release of allowance for doubtful accounts	(5)	4
Share of losses (earnings) in equity-method investments, net of dividends received	8	8	4
Amortization of debt discount and debt issuance costs	5	3	2
Loss on early extinguishment of debt	49
Impairment of operating lease ROU and other assets	1	20
Other	(11)	(8)	(1)
Pension contributions	(25)	(25)	(36)
Changes in working capital, net of effects from acquisitions
Accounts receivables	(85)	524	(39)
Prepaid expenses and other current assets	40	(20)	(30)
Due from affiliates	(3)	1
Due to affiliates	8	(20)	(5)
Accounts payable, accrued expenses and other current liabilities	2	(159)	23
Net Cash Used In Operating Activities	(512)	(250)	227
Investing activities:
Purchase of property and equipment	(44)	(47)	(62)
Other	(3)
Net Cash Used In Investing Activities	(27)	(47)	(87)
Financing activities:
Proceeds from issuance of preferred shares	150
Repayment of senior secured term loans	(551)	(4)	(3)
Repayment of finance lease obligations	(2)
Payment of lender fees and issuance costs for senior secured term loans facilities	(8)
Prepayment penalty and other costs related to early extinguishment of debt	(34)
Payment of offering costs	(10)
Capital distributions to shareholders	(1)		(58)
Return of amount in escrow account			1
Dividends paid to non-controlling interest shareholders			(5)
Other	(1)
Net Cash Provided By Financing Activities	478	384	(65)
Effect of exchange rates changes on cash, cash equivalents and restricted cash	(7)	7	1
Net change in cash	(68)	94	76
Cash at beginning of period	593	499	423
Cash at end of period	525	593	499
Supplemental cash flow information:
Cash (received) paid for income taxes (net of refunds)	(5)	(13)	49
Cash paid for interest (net of interest received)	47	16	14
Dividend accrued on preferred shares	10
Deferred offering costs accrued during the period	10
Right-of-use assets obtained in exchange for lease obligations, including on acquisitions (see note 11)	9	21
Senior secured prior tranche B-1 term loans.
Financing activities:
Proceeds from senior secured prior tranche B-2 term loans		$ 388
Senior secured prior tranche B-2 term loans
Financing activities:
Proceeds from senior secured prior tranche B-2 term loans	150
Senior secured new tranche B-3 term loans
Financing activities:
Proceeds from senior secured prior tranche B-2 term loans	785
Ovation Group [Member]
Investing activities:
Business acquisition, net of cash acquired	(53)
Egencia [Member]
Investing activities:
Business acquisition, net of cash acquired	$ 73		$ (25)